Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2015 and 2014, consisted of following:

		As of December 31,
(U.S. Dollars in thousands)	Vessel	2015	2014
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$196,429	$212,142
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	20,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	126,875	135,625
$117 million loan facility	Hilda Knutsen	81,797	86,724
$117 million loan facility	Torill Knutsen	83,033	87,960
$172.5 million loan facility	Dan Cisne & Dan Sabia	109,339	58,770
$77.5 million loan facility	Ingrid Knutsen	74,217	—
$12.0 million Seller’s Credit		—	12,000

Total long-term debt		671,690	613,221

Less current installments		49,684	38,718
Less $12.0 million Seller’s Credit		—	12,000

Long-term debt, excluding current installments and seller’s credit		$622,006	$562,503

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $671.7 million as of December 31, 2015 is repayable as follows:

Year Ending December 31,	U.S. Dollars in thousands
2016	$49,684
2017	50,084
2018	203,422
2019	266,260
2020	17,650
2021- thereafter	84,590

Total	$671,690